Financial Instruments and Fair Value Disclosures - Measured on a Recurring Basis (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
Total	$ 1,486,133	$ 2,553,296
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Interest rate swaps - asset	(196,991)	0
Interest rate swaps - liability	$ 1,683,124	$ 2,553,296